22. LOANS, FINANCING AND DEBENTURES (Detaills 3) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 2,310	R$ 14,777
Transaction costs		57
Interest paid in advance		(25)
Discount		(18)
Overall total		15,020
IPCA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	4,863
UFIR/RGR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	8
CDI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[3]	2,310
URTJ/TJLP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[4]	73
Total By Index [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		7,254
Total Currency Denominated [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		7,866
2021 [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		(12)
Interest paid in advance
Discount
Overall total		2,060
2021 [member] | IPCA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	1,043
2021 [member] | UFIR/RGR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	3
2021 [member] | CDI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[3]	912
2021 [member] | URTJ/TJLP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[4]	53
2021 [member] | Total By Index [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		2,011
2021 [member] | Total Currency Denominated [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		61
3 months to 1 year [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		(18)
Interest paid in advance		(25)
Discount
Overall total		8,371
3 months to 1 year [member] | IPCA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	341
3 months to 1 year [member] | CDI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[3]	268
3 months to 1 year [member] | Total By Index [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		609
3 months to 1 year [member] | Total Currency Denominated [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		7,805
1 to 3 months [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		(1)
Interest paid in advance
Discount
Overall total		1,207
1 to 3 months [member] | IPCA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	615
1 to 3 months [member] | UFIR/RGR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	3
1 to 3 months [member] | CDI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[3]	570
1 to 3 months [member] | URTJ/TJLP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[4]	20
1 to 3 months [member] | Total By Index [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,208
2023 [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		(1)
Interest paid in advance
Discount
Overall total		809
2023 [member] | IPCA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	248
2023 [member] | UFIR/RGR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]	2
2023 [member] | CDI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[3]	560
2023 [member] | Total By Index [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		810
2025 [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		(5)
Interest paid in advance
Discount		(9)
Overall total		1,124
2025 [member] | IPCA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	1,138
2025 [member] | Total By Index [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,138
2026 [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs		(20)
Interest paid in advance
Discount		(9)
Overall total		1,449
2026 [member] | IPCA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	1,478
2026 [member] | Total By Index [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,478
United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings		7,866
United States of America, Dollars | 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		61
United States of America, Dollars | 3 months to 1 year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 7,805

[1]	Expanded National Customer Price (IPCA) Index.
[2]	Fiscal Reference Unit (Ufir / RGR).
[3]	CDI: Interbank Rate for Certificates of Deposit.
[4]	Interest rate reference unit (URTJ) / Long-Term Interest Rate (TJLP)